Cover	Sep. 10, 2025
Cover [Abstract]
Entity Registrant Name	PALATIN TECHNOLOGIES, INC.
Entity Central Index Key	0000911216
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 10, 2025
Entity File Number	001-15543
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	95-4078884
Entity Address Address Line 1	11 Deer Park Drive
Entity Address Address Line 2	Suite 204
Entity Address City Or Town	Monmouth Junction
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08512
City Area Code	609
Local Phone Number	495-2200
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PTN
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false